Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

For the year ended December 31, 2024:

	Computers	Leasehold improvements	R&D equipment	Furniture and office equipment	Total
Cost
At January 1, 2024	172	36	381	116	705
Additions	10	-	154	-	164

At December 31, 2024	182	36	535	116	869

Accumulated depreciation

At January 1, 2024	102	8	73	16	199
Depreciation	44	4	116	7	171

At December 31, 2024	146	12	189	23	370
Net book value:
As of December 31, 2024	36	24	346	93	499

For the year ended December 31, 2023:

	Computers	Leasehold improvements	Development equipment	Furniture and office equipment	Total
Cost
At January 1, 2023	121	33	229	116	499
Additions	51	3	152	-	206

At December 31, 2023	172	36	381	116	705

Accumulated depreciation

At January 1, 2023	51	4	25	8	88
Depreciation	51	4	48	8	111

At December 31, 2023	102	8	73	16	199
Net book value:
As of December 31, 2023	70	28	308	100	506